Segmentation (Tables)	9 Months Ended
Sep. 30, 2023
Segmentation [Abstract]
Summary of the Amount of Revenue from External Customers
The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

	For the three months ended September 30,		For the nine months ended September 30,
(in €‘000)	2023	2022	2023	2022
The Netherlands	12,492	9,925	46,475	29,901
Belgium	4,546	2,217	14,201	6,016
Germany	5,071	3,434	15,264	10,041
France	5,394	6,188	18,076	25,327
Other	1,104	556	2,801	1,727
Total	28,607	22,320	96,817	73,012